Correction of Methodology - Summary of Consolidated Income Statement (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Revenue		$ 2,761.8	$ 2,666.4	[1]	$ 2,454.1	[1]
Cost of sales		(2,105.1)	(2,001.2)	[1]	(1,988.5)	[1]
Others	[1]		(307.8)		(456.7)
Profit before taxation		152.4	357.4	[1]	8.9	[1]
Mining and income taxation		(173.2)	(189.5)	[1]	(248.5)	[1]
Profit/(loss) from continuing operations		(20.8)	167.9	[1]	(239.6)	[1]
Profit/(loss) from discontinued operations, net of taxation		13.1	1.2	[1]	(8.2)	[1]
Profit/(loss) for the year		(7.7)	169.1	[1]	(247.8)	[1]
Profit/(loss) attributable to:
Owners of the parent		(18.7)	158.2	[1]	(247.3)	[1]
Non controlling interest holders		11.0	10.9	[1]	(0.5)	[1]
Profit/(loss)		$ (7.7)	$ 169.1	[1]	$ (247.8)	[1]
Earnings/loss per share attributable to owners of the parent:
Basic earnings/(loss) per share from continuing operations - cents		$ (0.04)	$ 0.19	[1]	$ (0.31)	[1]
Diluted earnings/(loss) per share from continuing operations - cents		$ (0.04)	$ 0.19	[1]	$ (0.31)	[1]
Previously Stated [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ 2,749.5		$ 2,545.4
Cost of sales			(2,066.7)		(2,066.1)
Others			(317.0)		(474.8)
Profit before taxation			365.8		4.5
Mining and income taxation			(192.1)		(247.1)
Profit/(loss) from continuing operations			173.7		(242.6)
Profit/(loss) from discontinued operations, net of taxation			0.0		0.0
Profit/(loss) for the year			173.7		(242.6)
Profit/(loss) attributable to:
Owners of the parent			162.8		(242.1)
Non controlling interest holders			10.9		(0.5)
Profit/(loss)			$ 173.7		$ (242.6)
Earnings/loss per share attributable to owners of the parent:
Basic earnings/(loss) per share from continuing operations - cents			$ 0.20		$ (0.31)
Diluted earnings/(loss) per share from continuing operations - cents			$ 0.20		$ (0.31)
Adjustments [Member]
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ 0.0		$ 0.0
Cost of sales			(6.6)		(7.4)
Others			0.0
Profit before taxation			(6.6)		(7.4)
Mining and income taxation			2.0		2.2
Profit/(loss) from continuing operations			(4.6)		(5.2)
Profit/(loss) from discontinued operations, net of taxation			0.0		0.0
Profit/(loss) for the year			(4.6)		(5.2)
Profit/(loss) attributable to:
Owners of the parent			(4.6)		(5.2)
Non controlling interest holders			0.0		0.0
Profit/(loss)			$ (4.6)		$ (5.2)
Earnings/loss per share attributable to owners of the parent:
Basic earnings/(loss) per share from continuing operations - cents			$ (0.01)		$ (0.01)
Diluted earnings/(loss) per share from continuing operations - cents			$ (0.01)		$ (0.01)
As Restated Before Reclassification of Discontinued Operation [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ 2,749.5		$ 2,545.4
Cost of sales			(2,073.3)		(2,073.5)
Others			(317.0)		(474.8)
Profit before taxation			359.2		(2.9)
Mining and income taxation			(190.1)		(244.9)
Profit/(loss) from continuing operations			169.1		(247.8)
Profit/(loss) from discontinued operations, net of taxation			0.0		0.0
Profit/(loss) for the year			169.1		(247.8)
Profit/(loss) attributable to:
Owners of the parent			158.2		(247.3)
Non controlling interest holders			10.9		(0.5)
Profit/(loss)			$ 169.1		$ (247.8)
Earnings/loss per share attributable to owners of the parent:
Basic earnings/(loss) per share from continuing operations - cents			$ 0.19		$ (0.32)
Diluted earnings/(loss) per share from continuing operations - cents			$ 0.19		$ (0.32)
Discontinued operation reclassification [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ (83.1)		$ (91.3)
Cost of sales			72.1		85.0
Others			9.2		18.1
Profit before taxation			(1.8)		11.8
Mining and income taxation			0.6		(3.6)
Profit/(loss) from continuing operations			(1.2)		8.2
Profit/(loss) from discontinued operations, net of taxation			1.2		(8.2)
Profit/(loss) for the year			0.0		0.0
Profit/(loss) attributable to:
Owners of the parent			0.0		0.0
Non controlling interest holders			0.0		0.0
Profit/(loss)			$ 0.0		$ 0.0
Earnings/loss per share attributable to owners of the parent:
Basic earnings/(loss) per share from continuing operations - cents			$ 0.00		$ 0.01
Diluted earnings/(loss) per share from continuing operations - cents			$ 0.00		$ 0.01

[1]	As Restated - Refer note 40 for further details.